September 28, 2007

For Internal Use Only
Sec File No. 91-02036

RECEIVED
2007 OCT -3 AM 11:24
SEC / MR

Submit 1 Original
and 9 Copies

OMB APPROVAL
[redacted] 3235-0504
[redacted]4
)0

07070943

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**The NASDAQ Stock Market LLC (traded pursuant to unlisted trading privileges)**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Corporation**
3. Class of New Derivative Securities Product:
**Index Linked Note**
4. Name of Underlying Instrument:
**PHLX Gold & Silver Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Narrow-based**
6. Ticker Symbol(s) of New Derivative Securities Product:
**GGW**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**Listed on: NASDAQ, NYSE**
8. Settlement Methodology of New Derivative Securities Product:
**Regular way trades settle on T + 3 (cash settled)**
9. Position Limits of New Derivative Securities Product (if applicable):
**N/A**

PROCESSED
OCT 18 2007
THOMSON FINANCIAL

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Michael S. Emen**

END

Title:
**Senior Vice President, Listing Qualifications**

Telephone Number:
**301 978-8020**

Manual Signature of Official Responsible for Form:

Date: **September 28, 2007**

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | 19b-4 |
| **Rule** | 19b-4(e) |
| **Public Availability:** | OCT 3 |

SEC 2449 (6-01)